Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Thousands			12 Months Ended
	Jun. 30, 2019	Jun. 15, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charge	$ 600,000		$ 0	$ 596,906
Total project cost	5,300,000
FVLCD Recoverable amount	8,700,000
Carrying Value of Property plant equipment			$ 10,927,512	$ 9,782,647
Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Delay in project		16 months
Increase Decrease In Project Cost		$ 1,200,000
Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Delay in project		30 months
Increase Decrease In Project Cost		$ 1,900,000
Discount Rate [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying Value of Property plant equipment	$ 9,300,000